STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Ordinary Shares Common Stock	Class A Ordinary Shares Not Subject to Redemption Common Stock	Class B Ordinary Shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Sep. 27, 2020	$ 0		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 27, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor			$ 1,035	23,965		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)			10,350,000
Cash received in private placement in excess of initial fair value of private placement warrants				664,800		664,800
Remeasurement of Class A ordinary shares subject to possible redemption				(688,765)	(41,293,427)	(41,982,192)
Net loss					(11,799,629)	(11,799,629)
Balance at the end at Dec. 31, 2020		$ 0	$ 1,035	0	(53,093,056)	(53,092,021)
Balance at the end (in shares) at Dec. 31, 2020		0	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0		0	20,917,813	20,917,813
Balance at the end at Mar. 31, 2021		$ 0	$ 1,035	0	(32,175,243)	(32,174,208)
Balance at the end (in shares) at Mar. 31, 2021		0	10,350,000
Balance at the beginning at Dec. 31, 2020		$ 0	$ 1,035	0	(53,093,056)	(53,092,021)
Balance at the beginning (in shares) at Dec. 31, 2020		0	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						6,667,852
Balance at the end at Sep. 30, 2021		$ 0	$ 1,035	0	(46,425,204)	(46,424,169)
Balance at the end (in shares) at Sep. 30, 2021		0	10,350,000
Balance at the beginning at Mar. 31, 2021		$ 0	$ 1,035	0	(32,175,243)	(32,174,208)
Balance at the beginning (in shares) at Mar. 31, 2021		0	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0		0	(2,878,827)	(2,878,827)
Balance at the end at Jun. 30, 2021		$ 0	$ 1,035	0	(35,054,070)	(35,053,035)
Balance at the end (in shares) at Jun. 30, 2021		0	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0		0	(11,371,134)	(11,371,134)
Balance at the end at Sep. 30, 2021		$ 0	$ 1,035	$ 0	$ (46,425,204)	$ (46,424,169)
Balance at the end (in shares) at Sep. 30, 2021		0	10,350,000